UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F
FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  March 31, 2010
Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one):[  ] is a restatement.
				[  ] adds new holdings entities.

Institutional Investment Manager Filing this Report:

Name:		Elliott & Associates, Inc.
Address:	101 W. Kirkwood
		Suite 239
		Bloomington, IN  47404

13F File Number: 28-4845

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person singing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Matthew K. Bradley
Title:		Vice President
Phone:		317-863-0311
Signature, Place, and Date of Signing:

    Matthew K. Bradley    Indianapolis, IN    May 15, 2010

Report Type (Check only one):

[ X]		13F HOLDINGS REPORT.

[  ]		13F NOTICE.

[  ]		13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		75

Form 13F Information Table Value Total:		$93,234,500

List of Other Included Managers:

NONE


                                 TITLE                    Value       SHARES/      SHRS/       INVS
NAME OF ISSUER                 OF CLASS      CUSIP      (X$1000)        PRN         PRN        DSCR
----------------------------------------------------- ------------------------- -----------------------
3M Company                        COM      88579Y101            869        10400   SHRS        SOLE
Abbott Laboratories               COM      002824100           1017        19300   SHRS        SOLE
Aflac Inc                         COM      001055102            722        13300   SHRS        SOLE
Allergan Inc.                     COM      018490102           1888        28900   SHRS        SOLE
American Movil SA                 ADR      02364W105            758        15050   SHRS        SOLE
American Tower Corp               COM      029912201           2160        50700   SHRS        SOLE
Apache Corp                       COM      037411105           1101        10850   SHRS        SOLE
Apple Corp.                       COM      037833100            523         2225   SHRS        SOLE
Banco Santander SA                ADR      05964H105           1408       106100   SHRS        SOLE
Becton Dickinson & Co             COM      075887109            933        11850   SHRS        SOLE
Canadian Natl Railway             ADR      136375102            894        14750   SHRS        SOLE
CenturyLink                       COM      156700106            872        24600   SHRS        SOLE
China Mobile LTD                  ADR      16941M109            712        14800   SHRS        SOLE
Chubb Corporation                 COM      171232101            285         5500   SHRS        SOLE
Cisco Systems Inc.                COM      17275R102           2686       103200   SHRS        SOLE
Cognizant Tech Solutions          COM      192466102           1249        24500   SHRS        SOLE
Colgate-Palmolive                 COM      194162103            965        11318   SHRS        SOLE
Consol Energy Inc                 COM      20854P109           1670        39150   SHRS        SOLE
Copano Energy Llc                 COM      217202100            254        10500   SHRS        SOLE
Covance Inc                       COM      222816100           2253        36700   SHRS        SOLE
Danaher Corporation               COM      235851102            583         7300   SHRS        SOLE
Diageo PLC ADR                    ADR      386090302           1481        21950   SHRS        SOLE
Discovery Comm. Cl A              COM      25659T107            819        24250   SHRS        SOLE
Eaton Corporation                 COM      278058102           1299        17150   SHRS        SOLE
Ecolab Inc.                       COM      278865100           2479        56400   SHRS        SOLE
EMC Corporation                   COM      268648102           2838       157300   SHRS        SOLE
Emerson Electric Company          COM      291011104            745        14800   SHRS        SOLE
Encana Corporation                ADR      292505104           1094        35250   SHRS        SOLE
Express 1 Expidited Solutions     COM      815801105             42        29000   SHRS        SOLE
Express Scripts Inc.              COM      302182100            982         9650   SHRS        SOLE
Exxon Mobile Corp.                COM      30231G102            234         3500   SHRS        SOLE
FedEx Corp                        COM      31428X106           1102        11800   SHRS        SOLE
Fiserv Inc. Wisc.                 COM      337738108           1449        28550   SHRS        SOLE
Flowserve Corporation             COM      34354P105            568         5150   SHRS        SOLE
Fluor Corp.                       COM      343861100            623        13400   SHRS        SOLE
Freeport McMoran Copper A         COM      35671D857           1420        17000   SHRS        SOLE
General Electric                  COM      369604103            370        20325   SHRS        SOLE
Hewlett-Packard Company           COM      428236103           2166        40750   SHRS        SOLE
Home Depot Inc.                   COM      437076102            657        20300   SHRS        SOLE
Honda Motor Co Ltd Adr            ADR      438128308            678        19200   SHRS        SOLE
J.P. Morgan Chase & Co.           COM      46625H100            452        10100   SHRS        SOLE
Johnson & Johnson                 COM      478160104           1565        24000   SHRS        SOLE
Lubrizol Corporation              COM      549271104           1545        16850   SHRS        SOLE
Marsh and McLennan Cos.           COM      571748102           1189        48700   SHRS        SOLE
MasterCard                        COM      57636Q104           2540        10000   SHRS        SOLE
Maxim Integrated Products, Inc    COM      57772K101            655        33800   SHRS        SOLE
McDonalds                         COM      580135101            984        14750   SHRS        SOLE
Microsoft Corporation             COM      594918104           1839        62800   SHRS        SOLE
Monsanto                          COM      61166W101           2085        29200   SHRS        SOLE
New York Cmnty Bancorp            COM      649445103            195        11800   SHRS        SOLE
Nike Inc                          COM      654106103           1735        23600   SHRS        SOLE
Norfolk Southern Corp             COM      655844108           1766        31600   SHRS        SOLE
Novartis A G Spon ADR             ADR      66987V109           1542        28500   SHRS        SOLE
NYSE Group Inc                    COM      629491101           2541        85800   SHRS        SOLE
Occidental Petroleum              COM      674599105            414         4900   SHRS        SOLE
PepsiCo Inc.                      COM      713448108           2309        34900   SHRS        SOLE
Petroleo Brasileiro Adrf          ADR      71654V408            432         9700   SHRS        SOLE
Procter & Gamble                  COM      742718109           1778        28100   SHRS        SOLE
Qualcomm Inc                      COM      747525103           1036        24700   SHRS        SOLE
Roche Hldg Ltd Spon Adrf          ADR      771195104           1036        25500   SHRS        SOLE
Schlumberger Ltd.                 COM      806857108           1818        28650   SHRS        SOLE
Schwab Charles Corp               COM      808513105           1921       102800   SHRS        SOLE
Steel Dynamics, Inc.              COM      858119100            678        38800   SHRS        SOLE
Stericycle Inc.                   COM      858912108            550        10100   SHRS        SOLE
Stryker Corp                      COM      863667101           1167        20400   SHRS        SOLE
Supreme Industries, Inc.          COM      868607102             29        10812   SHRS        SOLE
Teva Pharmaceuticals              ADR      881624209            293         4650   SHRS        SOLE
Thermo Fisher Scientific          COM      883556102           2305        44800   SHRS        SOLE
Total S.A.                        ADR      286269105            809        13950   SHRS        SOLE
Transocean                        COM      893817106            937        10850   SHRS        SOLE
United Technologies Corp.         COM      913017109           1395        18950   SHRS        SOLE
Vale SA                           ADR      204412209           2038        63300   SHRS        SOLE
Verizon Communications            COM      92343V104           1672        53900   SHRS        SOLE
VF Corporation                    COM      918204108           3206        40000   SHRS        SOLE
Waste Management Inc.             COM      94196L109           1928        56000   SHRS        SOLE
